Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value

	December 31, 2023				December 31, 2022
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	—	—	—	—	236	—	236
Total equity securities	—	—	—	—	—	236	—	236

Available-for-sale investments
US government and federal agencies	715,965	847,820	—	1,563,785	838,938	873,838	—	1,712,776
Non-US governments debt securities	250,177	—	—	250,177	229,071	22,392	—	251,463
Asset-backed securities - Student loans	—	40	—	40	—	5,626	—	5,626
Residential mortgage-backed securities	—	17,127	—	17,127	—	19,000	—	19,000
Total available-for-sale	966,142	864,987	—	1,831,129	1,068,009	920,856	—	1,988,865

Other assets - Derivatives	—	2,342	—	2,342	—	6,509	—	6,509

Financial liabilities
Other liabilities - Derivatives	—	13,971	—	13,971	—	6,254	—	6,254

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2023	December 31, 2022	December 31, 2021
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	—	13,174	12,945
Proceeds from sales, paydowns and maturities	—	(7,631)	—
Change in unrealized gains (losses) recognized in other comprehensive income	—	102	229
Realized and unrealized gains recognized in net income	—	(19)	—
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	—	(5,626)	—
Carrying amount at end of year	—	—	13,174
Cumulative gain (loss) recognized in other comprehensive income	—	(14)	(116)

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2023			December 31, 2022
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	1,646,648	1,646,648	—	2,100,787	2,100,787	—
Securities purchased under agreements to resell	Level 2	187,274	187,274	—	59,871	59,871	—
Short-term investments	Level 1	1,038,037	1,038,037	—	884,478	884,478	—
Investments held-to-maturity	Level 2	3,461,097	2,976,709	(484,388)	3,738,080	3,197,508	(540,572)
Loans, net of allowance for credit losses	Level 2	4,745,849	4,700,532	(45,317)	5,096,430	5,049,570	(46,860)
Other real estate owned¹	Level 2	450	450	—	800	800	—

Financial liabilities
Term deposits	Level 2	3,727,794	3,732,610	(4,816)	3,107,248	3,108,511	(1,263)
Long-term debt	Level 2	98,490	96,145	2,345	172,289	177,919	(5,630)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.